Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2022
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$6,401	6.4	$447
Pay-fixed interest rate swap agreements - securities available for sale	148,895	4.8	19,906
Pay-fixed interest rate swap agreements - installment	25,000	2.0	77
Interest rate cap agreements - securities available for sale	40,970	5.3	931
Total	$221,266	4.6	$21,361

No hedge designation
Rate-lock mortgage loan commitments	$19,918	0.1	$(1,056)
Mandatory commitments to sell mortgage loans	49,258	0.1	315
Pay-fixed interest rate swap agreements - commercial	279,005	6.0	17,063
Pay-variable interest rate swap agreements - commercial	279,005	6.0	(17,063)
Total	$627,186	5.3	$(741)

	2021
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$6,753	7.4	$(384)
Pay-fixed interest rate swap agreements - securities available for sale	148,895	5.8	4,413
Total	$155,648	5.9	$4,029

No hedge designation
Rate-lock mortgage loan commitments	$129,846	0.1	$2,140
Mandatory commitments to sell mortgage loans	97,737	0.1	(68)
Pay-fixed interest rate swap agreements - commercial	207,080	5.7	(5,179)
Pay-variable interest rate swap agreements - commercial	207,080	5.7	5,179
Interest rate swaption agreement	10,000	0.2	186
Interest rate cap agreements	90,000	1.3	35
Total	$741,743	3.4	$2,293

Schedule of Derivative Instruments in Statement of Financial Condition, Fair Value
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2022		2021		2022		2021
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$20,430	Other assets	$4,413	Other liabilities	$—	Other liabilities	$384
Interest rate cap agreements	Other assets	931	Other assets	—	Other liabilities	—	Other liabilities	—
		21,361		4,413		—		384
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$—	Other assets	$2,140	Other liabilities	$1,056	Other liabilities	$—
Mandatory commitments to sell mortgage loans	Other assets	315	Other assets	—	Other liabilities	—	Other liabilities	68
Pay-fixed interest rate swap agreements - commercial	Other assets	17,567	Other assets	165	Other liabilities	504	Other liabilities	5,344
Pay-variable interest rate swap agreements - commercial	Other assets	504	Other assets	5,344	Other liabilities	17,567	Other liabilities	165
Interest rate cap agreements	Other assets	—	Other assets	35	Other liabilities	—	Other liabilities	—
Interest rate swaption agreement	Other assets	—	Other assets	186	Other liabilities	—	Other liabilities	—
		18,386		7,870		19,127		5,577
Total derivatives		$39,747		$12,283		$19,127		$5,961

Derivative Instruments, Gain (Loss)
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2022	2021	2020		2022	2021	2020		2022	2021	2020
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$831	$392	$(534)
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities available for sale - tax-exempt	15,493	4,398	15
Pay-fixed interest rate swap agreement - installment								Interest and fees on loans	77	—	—
Total									$16,401	$4,790	$(519)
Cash Flow Hedges
Interest rate cap agreements	$—	$—	$125	Interest expense	$—	$—	$(1,885)
Pay-fixed interest rate swap agreements	—	—	(479)	Interest expense	—	—	(654)
Total	$—	$—	$(354)		$—	$—	$(2,539)
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$(3,196)	$(4,880)	$5,608
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	383	873	(791)
Pay-fixed interest rate swap agreements - commercial								Interest income	22,242	4,521	(6,059)
Pay-variable interest rate swap agreements -commercial								Interest income	(22,242)	(4,521)	6,059
Interest rate swaption agreement								Net gains on mortgage loans	(186)	(2)	—
Pay-fixed interest rate swap agreements								Interest expense	—	295	231
Interest rate cap agreements								Interest expense	245	30	(57)
Purchased options								Interest expense	—	(42)	(99)
Written options								Interest expense	—	42	97
Total									$(2,754)	$(3,684)	$4,989